Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Gain on reduction of pension liability	$ 0	$ 0	$ 2,208	$ 0
Defined benefit plan, employer contributions			$ 0		$ 10
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan					34
Retired Employee [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan					2
Deferred Vested Termination [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan					4
Survivor [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan					1